Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities
Other non-current liabilities are comprised of the following:

(in thousands of $)	June 30, 2025	December 31, 2024
VIE dividend payable (1)	(184,000)	(184,000)
Deferred pre-COD cash flows (note 17)	(34,976)	—
Pension obligations	(20,550)	(21,209)
Non-current portion of operating lease liabilities	(5,668)	(5,124)
Day 1 gain deferred revenue (2)	(384)	(6,604)
Deferred commissioning period revenue (3)	(102)	(2,145)
Other (4)	(7,397)	(6,694)
Other non-current liabilities	(253,077)	(225,776)
(1) In December 2024, the lessor VIE declared a dividend of $184 million to a CSSC entity. The unpaid dividend is unsecured, interest free and due for payment in the later part 2026. Given we are the primary beneficiary of the VIE, this amount has been fully consolidated into our financial statements (see note 9).
(2) Non-current portion of Day 1 gain deferred on initial recognition of the oil and gas derivative instruments embedded in the LTA (note 5). As of June 30, 2025, the non-current portion of the Day 1 gain deferred revenue relating to FLNG Hilli’s oil and gas derivative instruments is $0.2 million and $0.1 million, respectively (December 31, 2024: $5.1 million and $1.5 million).

(3) This pertains to the FLNG Hilli's Customer billing during the commissioning period, prior to vessel acceptance and commencement of the LTA, which is considered an upfront payment for services. These amounts billed are recognized as part of “Liquefaction services revenue” in the unaudited consolidated statements of operations evenly over the LTA contract term, commencing on the Customer’s acceptance of the FLNG Hilli. The current portion of deferred commissioning period billing is included in “Other current liabilities” (note 17).
(4) Included in “Other” as of June 30, 2025 and December 31, 2024, are asset retirement obligations relating to FLNG Hilli of $6.6 million and $6.4 million, respectively. The corresponding mooring asset net carrying value of $4.7 million is recorded within “Vessels and equipment, net” in the unaudited consolidated balance sheets.